Derivative financial instruments - Schedule of Outstanding Hedges (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	€ 1,711	€ 11,110
Derivative financial instruments	15,138	897
Derivatives
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	838,947	729,781
Foreign currency derivatives | Financial Instruments Held For Hedging | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	756,316	595,819
Interest rate swaps | Financial Instruments Held For Hedging | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Notional amount	82,631	133,962
At fair value
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	1,711	11,110
Derivative financial instruments	(15,138)	(897)
At fair value | Foreign currency derivatives | Foreign currency exchange risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	1,596	6,371
Derivative financial instruments	(14,699)	(897)
At fair value | Interest rate swaps | Interest rate risk
Disclosure Of Detailed Information About Hedging And Trading Derivatives [Line Items]
Derivative financial instruments	115	4,739
Derivative financial instruments	€ (439)	€ 0